Intangible Assets - Schedule of Future Amortization Expense of the Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2026	$ 2,997
2027	2,559
2028	1,776
2029	757
Total	$ 8,089	$ 11,052